The Advisors’ Inner Circle Fund

Statement of Certification

Pursuant to Rule 497(j)

The Advisors’ Inner Circle Fund (the “Trust”) hereby certifies that, to the best of its knowledge, the forms of Prospectus and Statement of Additional Information dated December 28, 2018 that would have been filed under paragraph (c) of Rule 497 under the Securities Act of 1933, as amended, would not have differed from those contained in Post-Effective Amendment No. 302 to the Trust’s Registration Statement on Form N-1A (File Nos. 033-42484 and 811-06400), which was filed electronically on December 28, 2018 (Accession No. 0001398344-18-018680).

The Advisors’ Inner Circle Fund

By:	/s/ James Bernstein
James Bernstein

Title:	Vice President and Assistant Secretary

Date:	January 2, 2019